Trade and other receivables - Components of trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 33,250	$ 29,128
Accrued revenues	3,191	3,288
Tax credits receivable	2,195	3,054
Interest receivable	657	1,662
Other receivables	121	395
Trade and other receivables	$ 39,414	$ 37,527